Prepaid land use rights (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepaid land use rights
Land in Zhaoqing City	$ 13,214,473
Prepaid land use rights	13,214,473
Amortization expenses for land use rights	$ 111,046	$ 0	$ 0